Distributions Made	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Distributions Made	Distributions Made During the year ended 30 June 2018, the Company did no declare and pay any cash dividends (2017: nil; 2016: £18.2 million).